Fair Value of Financial Instruments (Details) - Pegasus Digital Mobility Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash and Marketable Securities held in Trust Account	$ 50,081,776	$ 230,595,291
Liabilities
Warrant liabilities	1,460,700	498,623
Change in fair value	1,352,755	(10,549,627)
Public Warrants
Liabilities
Warrant liabilities	900,000	280,125
Private Placement Warrants
Liabilities
Warrant liabilities	560,700	218,498
Level 1
Assets:
Cash and Marketable Securities held in Trust Account		230,595,291
Liabilities
Warrant liabilities	900,000	280,125
Level 1 | Public Warrants
Liabilities
Warrant liabilities	900,000	280,125
Level 2
Liabilities
Warrant liabilities	560,700	218,498
Level 2 | Private Placement Warrants
Liabilities
Warrant liabilities	$ 560,700	$ 218,498